ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other

US$ MILLIONS	Note	2021	2020
Current:
Accounts payable		$1,877	$1,461
Accrued liabilities		1,103	751
Deferred revenue	(i)	338	256
Lease liabilities		416	206
Provisions(1)		161	176
Loans and notes payable		—	134
Other liabilities		124	293
Total current		$4,019	$3,277

Non-current:
Lease liabilities		$3,423	$3,597
Deferred revenue	(i)	366	467
Accrued liabilities		200	—
Provisions(1)		492	423
Pension liabilities(2)		172	315
Loans and notes payable		28	84
Other liabilities		346	311
Total non-current		$5,027	$5,197

(1)Provisions primarily relate to decommissioning and site restoration liabilities at our Western Canadian natural gas gathering and processing operation and our Indian telecom tower operation.
(2)See Note 32, Retirement Benefit Plans, for further details.